Related Party (Tables)	9 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Short-term employee benefits	3,808	3,334	11,946	10,962
Long-term employee benefits	—	58	—	180
Post-employment benefits	178	174	648	558
Termination benefits	(79)	—	(79)	1,953
Share-based compensation expenses	—	12,406	2,952	15,142
Total	3,907	15,972	15,467	28,795